Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Operating activities
Net loss	$ (22,534)	$ (23,788)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property and equipment	660	944
Amortization of financing costs	9	12
Noncash interest expense	2,007	2,509
Share-based compensation expense	2,040	3,016
Obsolete inventory reserve	196	0
Change in fair value of derivative liabilities	4	(166)
Gain on sale of property and equipment	0	(85)
Impairment of assets	20	0
Sales return provision	(158)	0
Changes in:
Accounts receivable	(870)	181
Inventories	870	1,266
Deferred cost of goods sold	0	(92)
Prepaid expense and other current assets	(538)	(168)
Other assets	(175)	(109)
Accounts payable	(1,473)	(515)
Accrued expense	166	506
Deferred revenue	0	215
Deferred rent liability	39	(40)
Net cash used in operating activities	(19,737)	(16,314)
Investing activities
Proceeds from sale of property and equipment	0	85
Acquisition of property and equipment	(813)	(127)
Net cash used in investing activities	(813)	(42)
Financing activities
Proceeds from issuance of common stock ($40,000 received from a related party in 2017), net of issuance costs	27,542	48,786
Payment of capital lease obligations	(46)	0
Proceeds from issuance of common stock through ESPP	137	0
Payment of debt restructuring costs	0	(35)
Net cash provided by financing activities	27,633	48,751
Net increase in cash and cash equivalents	7,083	32,395
Cash and cash equivalents-beginning of period	25,961	9,866
Cash and cash equivalents-end of period	33,044	42,261
Supplemental disclosures of cash flow information
Commitment fee for Second Purchase Agreement	429	0
Deferred revenue reduction	1,638	0
Sales return reserve	778	0
Deferred cost of goods sold reduction	539	0
Accrued distribution fees and managed care costs	343	0
Capital lease obligation	315	0
Accrued offering costs	298	0
Write off of debt issuance costs	0	107
Conversion of debt to Series A preferred stock	$ 0	$ 27,500